Recurring Fair Value Measurements - Summary of Change in Fair Value of Warrant Liabilities (Detail) - Fair Value, Recurring [Member] - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 36,620,000	$ 28,806,800
Change in valuation	(19,769,680)	7,813,200
Ending balance	16,850,320	36,620,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	13,160,000	10,452,800
Change in valuation	(7,211,680)	2,707,200
Ending balance	5,948,320	13,160,000
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	23,460,000	18,354,000
Change in valuation	(12,558,000)	5,106,000
Ending balance	$ 10,902,000	$ 23,460,000